Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current
Cash and cash equivalents	$ 160,221	$ 149,014
Restricted cash – current (note 15a)	53,689	38,329
Accounts receivable, including non-trade of $10,688 (2018 – $6,461)	13,460	20,795
Prepaid expenses	6,796	8,076
Current portion of derivative assets (note 13)	355	835
Less current portion	273,986
Current portion of advances to equity-accounted joint ventures (note 7)	0	79,108
Current portion of net investments in direct financing and sales-type leases (note 6)		12,635
Advances to affiliates (note 12b)	5,143	8,229
Other current assets	238	2,306
Total current assets	513,888	319,327
Restricted cash – long-term (note 15a)	39,381	35,521
Vessels and equipment
At cost, less accumulated depreciation of $711,758 (2018 – $665,206)	1,335,397	1,657,338
Finance Lease, Right-of-Use Asset	1,691,945	1,585,243
Operating lease right-of-use assets (notes 2 and 5b)	34,157	0
Advances on newbuilding contracts (note 12d)	0	86,942
Total vessels and equipment	3,061,499	3,329,523
Investment in and advances to equity-accounted joint ventures (note 7)	1,155,316	1,037,025
Net investments in direct financing and sales-type leases	544,823
Net investments in direct financing and sales-type leases (note 6)		562,528
Other assets	14,738	11,432
Derivative assets (note 13)	1,834	2,362
Intangible Assets, Net (Excluding Goodwill)	43,366	52,222
Goodwill (note 8)	34,841	34,841
Total assets	5,409,686	5,384,781
Current
Accounts payable	5,094	3,830
Accrued liabilities (notes 9, 13 and 18)	76,752	74,753
Unearned revenue (notes 6 and 14d)	28,759	30,108
Current portion of long-term debt (note 10)	393,065	135,901
Current obligations related to finance leases (note 5a)	69,982
Current obligations related to finance leases (note 5a)		81,219
Current portion of operating lease liabilities (notes 2 and 5b)	13,407	0
Current portion of derivative liabilities (note 13)	38,458	11,604
Advances from affiliates (note 12b)	7,003	14,731
Total current liabilities	632,520	352,146
Long-term debt (note 10)	1,438,331	1,833,875
Long-term obligations related to finance leases (note 5a)	1,340,922
Long-term obligations related to finance leases (note 5a)		1,217,337
Long-term operating lease liabilities (notes 2 and 5b)	20,750	0
Other long-term liabilities (notes 7a and 14d)	49,182	43,788
Derivative liabilities (note 13)	51,006	55,038
Total liabilities	3,532,711	3,502,184
Commitments and contingencies (notes 5, 7, 10, 13 and 14)
Equity
Limited partners - common units (Unlimited units authorized; 77.5 million units and 79.4 million units issued and outstanding at December 31, 2019 and 2018, respectively)	1,543,598	1,496,107
Limited partners - preferred units (11.9 million units authorized; 11.8 million units issued and outstanding at December 31, 2019 and 2018)	285,159	285,159
General partner	50,241	49,271
Accumulated other comprehensive (loss) income	(57,312)	2,717
Partners' equity	1,821,686	1,833,254
Non-controlling interest	55,289	49,343
Total equity	1,876,975	1,882,597
Total liabilities and total equity	$ 5,409,686	$ 5,384,781